Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Property, Plant and Equipment

	Buildings Million	Telecommunications transceivers, switching centers, transmission and other network equipment Million	Office equipment, furniture, fixtures and others Million	Total Million
Cost:
As of January 1, 2020	161,490	1,608,355	25,917	1,795,762
Reclassification	(2,092)	12,387	(10,295)	—
Transferred from construction in progress	5,339	164,378	3,032	172,749
Other additions	163	1,935	982	3,080
Disposals	(5)	(63)	(81)	(149)
Write-off	(337)	(45,260)	(1,733)	(47,330)
Exchange differences	(189)	(444)	(20)	(653)

As of December 31, 2020	164,369	1,741,288	17,802	1,923,459

As of January 1, 2021	164,369	1,741,288	17,802	1,923,459
Transferred from construction in progress	6,751	170,961	945	178,657
Other additions	542	2,917	536	3,995
Disposals	(5)	(66)	(30)	(101)
Write-off	(688)	(48,667)	(2,099)	(51,454)
Exchange differences	(136)	(304)	(6)	(446)

As of December 31, 2021	170,833	1,866,129	17,148	2,054,110

Accumulated depreciation and impairment:
As of January 1, 2020	58,117	1,046,055	16,758	1,120,930
Reclassification	(1,333)	6,600	(5,267)	—
Charge for the year	6,073	133,912	2,897	142,882
Written back on disposals	(2)	(27)	(59)	(88)
Write-off	(292)	(43,643)	(1,654)	(45,589)
Exchange differences	(43)	(173)	(7)	(223)

As of December 31, 2020	62,520	1,142,724	12,668	1,217,912

As of January 1, 2021	62,520	1,142,724	12,668	1,217,912
Charge for the year	6,168	154,461	1,692	162,321
Written back on disposals	(3)	(52)	(14)	(69)
Write-off	(421)	(46,815)	(1,984)	(49,220)
Exchange differences	(24)	(111)	(4)	(139)

As of December 31, 2021	68,240	1,250,207	12,358	1,330,805

Net book value:
As of December 31, 2021	102,593	615,922	4,790	723,305

As of December 31, 2020	101,849	598,564	5,134	705,547